Current and long-term debt - 2018 CMB sale and leaseback (Details)	1 Months Ended
	May 31, 2020 USD ($) tanker	Aug. 31, 2018	Jul. 31, 2018 USD ($) tanker	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 tanker
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,541,678,000	$ 2,415,326,000
Minimum ratio for fair value of vessels		115.00%
2018 CMB Sale and Leaseback
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 141,600,000
Sale leaseback transaction, term			8 years
Periodic payment per vessel			$ 400,000
Sale leaseback, option to purchase period			4 years
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	115.00%
2018 CMB Sale and Leaseback | Top of range
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			8 years
2018 CMB Sale and Leaseback | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,100,000
2018 CMB Sale and Leaseback | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			3.20%
MR | Vessels | 2018 CMB Sale and Leaseback
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker						6
Sale leaseback transaction, term	3 years 6 months
Periodic payment per vessel	$ 100,000
MR | Vessels | 2018 CMB Sale and Leaseback | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	6
Adjustment to interest rate basis	3.10%
STI Battery, STI Milwaukee, STI Tribeca, STI Bronx, STI Manhattan, and STI Seneca | MR | Vessels | 2018 CMB Sale and Leaseback
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker			6
Consolidated Liquidity Requirement - Scenario One | 2018 CMB Sale and Leaseback
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
Consolidated Liquidity Requirement - Scenario Two | 2018 CMB Sale and Leaseback
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000